CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	¥ 209,130	$ 32,143	¥ 85,424	¥ 22,621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	1,485	228	510	262
Inventory write-down	42,313	6,503	38,759	21,125
Share-based compensation	58,231	8,950	34,185	25,195
Depreciation and amortization	50,615	7,780	35,880	23,145
Deferred income tax	(3,391)	(521)	1,483	(13,815)
Loss on disposal of property and equipment	1,056	162	906	880
Gain on disposal of investment	(5,464)	(840)		(9,674)
Share of loss in equity method investment	1,265	194		10,236
Impairment loss of investments	6,227	957
Exchange (gain) loss	(391)	(60)	(320)	124
Changes in operating assets and liabilities:
Accounts receivable	(457,012)	(70,241)	(260,545)	(135,542)
Inventories	(106,807)	(16,416)	(16,483)	(112,494)
Advances to suppliers	(13,154)	(2,022)	(40,589)	15,072
Prepayments and other current assets	(77,235)	(11,871)	(1,879)	(70,832)
Amounts due from related parties	(50,023)	(7,688)	(1,207)	(22,416)
Other non-current assets	(3,064)	(471)	(1,062)	(11,389)
Accounts payable	54,547	8,384	65,352	170,486
Notes payable	(67,140)	(10,319)	84,052	1,088
Income tax payables	14,609	2,245	8,018	5,597
Accrued expenses and other current liabilities	175,129	26,917	(19,043)	82,533
Net cash provided by (used in) operating activities	(169,074)	(25,986)	13,441	2,202
Cash flows from investing activities:
Purchases of property and equipment	(267,028)	(41,042)	(76,114)	(46,470)
Purchases of short term investment	(272,614)	(41,900)	0	(50,000)
Disposal of short term investment	0	0	10,000
Additions of intangible assets	(36,383)	(5,592)	(16,077)	(11,991)
Purchases of land use right	(45,810)	(7,041)	0	0
Investment in cost method investees	0	0	(6,750)	(7,682)
Payment for equity method investees	0		0	(10,562)
Cash paid for business combination, net of cash received	(17,031)	(2,618)	0	0
Cash disposed upon deconsolidation of a subsidiary	0	0	(26,240)
Disposal of investment	1,143	176	0	10,000
(Increase) decrease in restricted cash	1,984	305	(2,688)	(10,244)
Loan to a cost method investee	(1,440)	(221)	(1,560)
Net cash used in investing activities	(637,179)	(97,933)	(119,429)	(126,949)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering	0	0	253,678	784,350
Payment for public offering costs	(8,562)	(1,316)	(15,644)	(77,289)
Proceeds from short-term borrowings	329,392	50,627		0
Repayment of borrowings	(157,392)	(24,191)		0
Capital contribution from NCI	0	0	14,063	0
Proceeds from exercises of stock options	4,267	656	3,943	161
Payment for ordinary shares repurchase	0	0	(45,321)	(13,958)
Advances for ordinary shares repurchase			0	(5,521)
Net cash provided by financing activities	167,705	25,776	210,719	687,743
Net increase (decrease) in cash and cash equivalents	(638,548)	(98,143)	104,731	562,996
Cash and cash equivalents, beginning of year	917,319	140,989	787,257	206,391
Effect of exchange rate changes on cash and cash equivalents	(33,962)	(5,220)	25,331	17,870
Cash and cash equivalents, end of year	244,809	37,626	917,319	787,257
Supplemental disclosure of cash flow information:
Cash paid for interest	3,054	469		0
Cash paid for income tax	43,034	6,614	7,330	2,196
Supplemental disclosures of non-cash investing and financing activities:
Unpaid public offering costs	0	0	¥ 8,562	¥ 1,545
Receivable from disposal of equity investees	7,608	1,169
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Fair value of assets acquired	38,905	5,980
Cash paid for the business combination	(17,850)	(2,744)
Liabilities assumed	¥ 21,055	$ 3,236